PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$480	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	275	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	802	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,856)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	219 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(686)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The following table summarizes the key valuation metrics of the company’s investment properties:

	2019			2018
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.6%	12	6.9%	5.6%	12
Canada	5.9%	5.2%	10	6.0%	5.4%	10
Australia	6.8%	5.9%	10	7.0%	6.2%	10
Europe	4.6%	4.1%	11	n/a	n/a	n/a
Brazil	7.9%	7.4%	10	9.6%	7.7%	6
Core retail	6.7%	5.4%	10	7.1%	6.0%	12
LP investments and other
LP investments office	10.0%	7.3%	7	10.2%	7.0%	6
LP investments retail	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	7.6%	5.4%	10	7.8%	5.4%	10
Logistics[1]	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily[1]	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a	5.7%	n/a	n/a
Student housing[1]	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a	5.4%	n/a	n/a
Directly-held real estate properties[2]	5.2% – 9.2%	6.1%	19	7.4%	6.8%	10
Other investment properties[1]	8.9%	n/a	n/a	9.3%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2019 and 2018 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Discount rates	7 – 14%	7 – 14%	9 – 14%	10 – 13%	12 – 15%	12 – 15%	13 – 15%	13 – 15%	5 – 10%	5 – 8%
Terminal capitalization multiples	8x – 21x	8x – 22x	9x – 14x	9x – 14x	10x – 17x	10x – 14x	11x – 17x	10x – 11x	5x – 10x	12x – 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	5 – 10	10	10 – 11	10	3 – 21	3 – 30
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2019 and 2018 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate
Contracted	4.6 – 4.9%	4.8 – 5.6%	8.2%	9.0%	9.0%	9.6%	3.5%	4.0 – 4.3%
Uncontracted	6.2 – 6.4%	6.4 – 7.2%	9.5%	10.3%	10.3%	10.9%	5.3%	5.8 – 6.1%
Terminal capitalization rate[1]	6.2 – 6.4%	6.1 – 7.1%	n/a	n/a	9.8%	10.4%	n/a	n/a
Exit date	2040	2039	2047	2047	2039	2038	2034	2033

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Disclosure of Power Generating Assets [Table Text Block]
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2019 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	47%	17%	95	87	62	122
Brazil (prices in R$/MWh)	68%	33%	295	407	273	411
Colombia (prices in COP$/MWh)	25%	—%	217,000	272,000	257,000	358,000
Europe (prices in €/MWh)	71%	13%	82	102	75	84

Disclosure of detailed information about property, plant and equipment

a)	Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Cost, beginning of year	$13,868	$14,667	$8,576	$7,622	$3,664	$2,702	$26,108	$24,991
Changes in basis of accounting	83	—	321	—	3	—	407	—
Additions, net of disposals and assets reclassified as held for sale	162	189	(342)	(21)	280	(684)	100	(516)
Acquisitions through business combinations	—	—	566	1,184	742	1,784	1,308	2,968
Foreign currency translation	(14)	(988)	(54)	(209)	(35)	(138)	(103)	(1,335)
Cost, end of year	14,099	13,868	9,067	8,576	4,654	3,664	27,820	26,108

Accumulated fair value changes, beginning of year	15,416	12,176	2,079	1,053	765	51	18,260	13,280
Fair value changes	1,369	3,688	669	1,221	195	702	2,233	5,611
Dispositions and assets reclassified as held for sale	—	—	(126)	—	(35)	—	(161)	—
Foreign currency translation	142	(448)	(34)	(195)	25	12	133	(631)
Accumulated fair value changes, end of year	16,927	15,416	2,588	2,079	950	765	20,465	18,260

Accumulated depreciation, beginning of year	(3,879)	(3,564)	(1,358)	(1,008)	(260)	(109)	(5,497)	(4,681)
Depreciation expenses	(532)	(547)	(502)	(416)	(245)	(192)	(1,279)	(1,155)
Dispositions and assets reclassified as held for sale	7	5	101	6	9	35	117	46
Foreign currency translation	(8)	227	(22)	60	(1)	6	(31)	293
Accumulated depreciation, end of year	(4,412)	(3,879)	(1,781)	(1,358)	(497)	(260)	(6,690)	(5,497)
Balance, end of year	$26,614	$25,405	$9,874	$9,297	$5,107	$4,169	$41,595	$38,871

c)	Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Balance, beginning of year	$7,713	$5,854	$1,045	$798	$(1,106)	$(873)	$7,652	$5,779
Changes in basis of accounting	769	—	—	—	—	—	769	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	514	352	(2)	5	37	43	549	400
Acquisitions through business combinations	785	1,748	—	—	—	—	785	1,748
Foreign currency translation	109	(241)	—	(3)	(15)	27	94	(217)
Fair value changes	—	—	323	245	—	—	323	245
Depreciation expenses	—	—	—	—	(443)	(303)	(443)	(303)
Balance, end of year	$9,890	$7,713	$1,366	$1,045	$(1,527)	$(1,106)	$9,729	$7,652

1.	For accumulated depreciation, (additions)/dispositions.
The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Balance, beginning of year	$9,027	$4,050	$(434)	$(231)	$(1,472)	$(1,086)	$7,121	$2,733
Changes in basis of accounting	1,032	—	—	—	—	—	1,032	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	477	360	—	1	332	72	809	433
Acquisitions through business combinations	6,650	4,915	—	—	—	—	6,650	4,915
Foreign currency translation	83	(298)	(13)	15	(44)	78	26	(205)
Depreciation expenses	—	—	—	—	(1,274)	(536)	(1,274)	(536)
Impairment charges	—	—	(196)	(219)	—	—	(196)	(219)
Balance, end of year	$17,269	$9,027	$(643)	$(434)	$(2,458)	$(1,472)	$14,168	$7,121

1.	For accumulated depreciation, (additions)/dispositions.
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2019	2018
North America	$25,617	$24,274
Colombia	7,353	6,665
Europe	3,770	3,748
Brazil	3,575	3,505
Other[1]	1,280	679
	$41,595	$38,871

1.	Other refers primarily to China, India and Chile in 2019 and China, India, Chile and Uruguay in 2018.
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Costs	$27,820	$26,108	$22,454	$12,059	$9,890	$7,713	$17,269	$9,027	$77,433	$54,907
Accumulated fair value changes	20,465	18,260	3,777	3,480	1,366	1,045	(643)	(434)	24,965	22,351
Accumulated depreciation	(6,690)	(5,497)	(2,459)	(1,889)	(1,527)	(1,106)	(2,458)	(1,472)	(13,134)	(9,964)
Total[1,2]	$41,595	$38,871	$23,772	$13,650	$9,729	$7,652	$14,168	$7,121	$89,264	$67,294

1.	Includes amounts reclassified to held for sale.

2.
As at December 31, 2019, the total includes $3.7 billion of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $2.2 billion in our Infrastructure segment, $796 million in our Real Estate segment, $1.1 billion in our Renewable Power segment and $1.3 billion in Private Equity and other segments, totaling $5.4 billion of ROU assets.

b)	Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Cost, beginning of year	$4,020	$3,473	$2,485	$2,655	$4,681	$2,630	$444	$—	$429	$495	$12,059	$9,253
Changes in basis of accounting	21	—	356	—	197	—	633	—	—	—	1,207	—
Additions, net of disposals and assets reclassified as held for sale	7	422	171	73	164	146	(44)	4	(25)	(2)	273	643
Acquisitions through business combinations	—	394	5,284	—	3,332	2,111	94	440	—	—	8,710	2,945
Foreign currency translation	138	(269)	9	(243)	69	(206)	4	—	(15)	(64)	205	(782)
Cost, end of year	4,186	4,020	8,305	2,485	8,443	4,681	1,131	444	389	429	22,454	12,059

Accumulated fair value changes, beginning of year	1,401	1,256	810	873	822	629	—	—	447	514	3,480	3,272
Disposition and assets reclassified as held for sale	(416)	—	—	—	—	—	—	—	(37)	—	(453)	—
Fair value changes	347	218	45	18	317	224	—	—	6	12	715	472
Foreign currency translation	36	(73)	(6)	(81)	5	(31)	—	—	—	(79)	35	(264)
Accumulated fair value changes, end of year	1,368	1,401	849	810	1,144	822	—	—	416	447	3,777	3,480

Accumulated depreciation, beginning of year	(613)	(509)	(744)	(687)	(492)	(383)	—	—	(40)	(43)	(1,889)	(1,622)
Depreciation expenses	(171)	(148)	(178)	(147)	(328)	(134)	(87)	—	(10)	(8)	(774)	(437)
Dispositions and assets reclassified as held for sale	204	5	(25)	22	46	7	—	—	7	4	232	38
Foreign currency translation	(16)	39	(3)	68	(10)	18	(1)	—	2	7	(28)	132
Accumulated depreciation, end of year	(596)	(613)	(950)	(744)	(784)	(492)	(88)	—	(41)	(40)	(2,459)	(1,889)
Balance, end of year	$4,958	$4,808	$8,204	$2,551	$8,803	$5,011	$1,043	$444	$764	$836	$23,772	$13,650